Note 2 - Summary of Significant Accounting Policies - Credit Concentration (Details) - Customer A [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer Benchmark [Member]
Credit concentration	59.00%	77.00%
Accounts Receivable [Member]
Credit concentration	0.00%	82.00%